Restructuring Reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Property, plant and equipment classified as held-for-sale	$ 9.6
Proceeds from Sale of Property Held-for-sale		$ 3.0
Reclassification to property and equipment			$ 5.5
2017 Restructuring Actions [Member] | Other current liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Liability, severance-related actions		1.2
2016 Actions [Member] | Other current liabilities [Member]
Restructuring Cost and Reserve [Line Items]
Liability, severance-related actions	8.3	11.1
Other expense, net [Member]
Restructuring Cost and Reserve [Line Items]
Severance expense		8.9	3.3
Other expense, net [Member] | 2017 Restructuring Actions [Member]
Restructuring Cost and Reserve [Line Items]
Severance expense		$ 2.7
Other expense, net [Member] | 2016 Actions [Member]
Restructuring Cost and Reserve [Line Items]
Severance expense	$ 15.6
Minimum | Other expense, net [Member]
Restructuring Cost and Reserve [Line Items]
Severance expense			28.0
Maximum | Other expense, net [Member]
Restructuring Cost and Reserve [Line Items]
Severance expense			$ 29.0